Operating profit - Information about the nature and cost of services (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) employee	Dec. 31, 2024 USD ($) employee	Dec. 31, 2023 USD ($) employee
Disclosure of operating profit [line items]
Wages and salaries	$ 1,671.0	$ 1,663.0	$ 1,683.0
Social security costs	255.0	244.0	242.0
Pension costs (including retirement healthcare)	94.0	95.0	95.0
Share-based payments	43.0	40.0	39.0
Staff costs	$ 2,063.0	$ 2,042.0	$ 2,059.0
Average number of employees | employee	17,530	18,060	19,081
Audit services:
Group accounts	$ 7.3	$ 7.1	$ 7.9
Local statutory audit pursuant to legislation	2.1	2.0	2.1
Audit related services	0.6	0.4	0.3
Total auditor's remuneration	10.0	9.5	10.3
United Kingdom
Audit services:
Total auditor's remuneration	7.4	7.0	6.0
Outside the UK
Audit services:
Total auditor's remuneration	$ 2.6	$ 2.5	$ 4.3